Fair value of financial instruments - Changes in the Level 3 investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Balance - Beginning of period	$ 856,902
Balance - End of period	1,262,274	$ 856,902
Level 3 | Warrants and convertible loan
Disclosure of financial assets [line items]
Balance - Beginning of period	370	4
Acquisitions	917	298
Change in fair value	173	68
Balance - End of period	$ 1,460	$ 370